Shareholder Report, Holdings (Details)	Jul. 31, 2024
Dreyfus Government Cash Management | Institutional Shares | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Dreyfus Government Cash Management | Institutional Shares | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Dreyfus Government Cash Management | Institutional Shares | U.S. Treasury Floating Rate Notes
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Dreyfus Government Cash Management | Institutional Shares | U.S. Government Agencies Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Dreyfus Government Cash Management | Institutional Shares | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	19.40%
Dreyfus Government Cash Management | Institutional Shares | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	58.40%
Dreyfus Government Cash Management | Investor Shares | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Dreyfus Government Cash Management | Investor Shares | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Dreyfus Government Cash Management | Investor Shares | U.S. Treasury Floating Rate Notes
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Dreyfus Government Cash Management | Investor Shares | U.S. Government Agencies Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Dreyfus Government Cash Management | Investor Shares | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	19.40%
Dreyfus Government Cash Management | Investor Shares | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	58.40%
Dreyfus Government Cash Management | Administrative Shares | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Dreyfus Government Cash Management | Administrative Shares | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Dreyfus Government Cash Management | Administrative Shares | U.S. Treasury Floating Rate Notes
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Dreyfus Government Cash Management | Administrative Shares | U.S. Government Agencies Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Dreyfus Government Cash Management | Administrative Shares | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	19.40%
Dreyfus Government Cash Management | Administrative Shares | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	58.40%
Dreyfus Government Cash Management | Participant Shares | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Dreyfus Government Cash Management | Participant Shares | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Dreyfus Government Cash Management | Participant Shares | U.S. Treasury Floating Rate Notes
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Dreyfus Government Cash Management | Participant Shares | U.S. Government Agencies Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Dreyfus Government Cash Management | Participant Shares | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	19.40%
Dreyfus Government Cash Management | Participant Shares | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	58.40%
Dreyfus Government Cash Management | Wealth Shares | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Dreyfus Government Cash Management | Wealth Shares | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Dreyfus Government Cash Management | Wealth Shares | U.S. Treasury Floating Rate Notes
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Dreyfus Government Cash Management | Wealth Shares | U.S. Government Agencies Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Dreyfus Government Cash Management | Wealth Shares | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	19.40%
Dreyfus Government Cash Management | Wealth Shares | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	58.40%
Dreyfus Government Cash Management | Service Shares | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Dreyfus Government Cash Management | Service Shares | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Dreyfus Government Cash Management | Service Shares | U.S. Treasury Floating Rate Notes
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Dreyfus Government Cash Management | Service Shares | U.S. Government Agencies Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Dreyfus Government Cash Management | Service Shares | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	19.40%
Dreyfus Government Cash Management | Service Shares | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	58.40%
Dreyfus Government Cash Management | BOLD Shares | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Dreyfus Government Cash Management | BOLD Shares | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Dreyfus Government Cash Management | BOLD Shares | U.S. Treasury Floating Rate Notes
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Dreyfus Government Cash Management | BOLD Shares | U.S. Government Agencies Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Dreyfus Government Cash Management | BOLD Shares | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	19.40%
Dreyfus Government Cash Management | BOLD Shares | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	58.40%
Dreyfus Government Cash Management | SPARKSM Shares | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Dreyfus Government Cash Management | SPARKSM Shares | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Dreyfus Government Cash Management | SPARKSM Shares | U.S. Treasury Floating Rate Notes
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Dreyfus Government Cash Management | SPARKSM Shares | U.S. Government Agencies Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Dreyfus Government Cash Management | SPARKSM Shares | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	19.40%
Dreyfus Government Cash Management | SPARKSM Shares | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	58.40%
Dreyfus Government Cash Management | BOLD Future Shares | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Dreyfus Government Cash Management | BOLD Future Shares | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Dreyfus Government Cash Management | BOLD Future Shares | U.S. Treasury Floating Rate Notes
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Dreyfus Government Cash Management | BOLD Future Shares | U.S. Government Agencies Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Dreyfus Government Cash Management | BOLD Future Shares | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	19.40%
Dreyfus Government Cash Management | BOLD Future Shares | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	58.40%
Dreyfus Government Securities Cash Management | Institutional Shares | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
Dreyfus Government Securities Cash Management | Institutional Shares | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Dreyfus Government Securities Cash Management | Institutional Shares | U.S. Treasury Floating Rate Notes
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Dreyfus Government Securities Cash Management | Institutional Shares | U.S. Government Agencies Obligations
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Dreyfus Government Securities Cash Management | Institutional Shares | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	74.30%
Dreyfus Government Securities Cash Management | Investor Shares | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
Dreyfus Government Securities Cash Management | Investor Shares | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Dreyfus Government Securities Cash Management | Investor Shares | U.S. Treasury Floating Rate Notes
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Dreyfus Government Securities Cash Management | Investor Shares | U.S. Government Agencies Obligations
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Dreyfus Government Securities Cash Management | Investor Shares | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	74.30%
Dreyfus Government Securities Cash Management | Administrative Shares | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
Dreyfus Government Securities Cash Management | Administrative Shares | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Dreyfus Government Securities Cash Management | Administrative Shares | U.S. Treasury Floating Rate Notes
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Dreyfus Government Securities Cash Management | Administrative Shares | U.S. Government Agencies Obligations
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Dreyfus Government Securities Cash Management | Administrative Shares | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	74.30%
Dreyfus Government Securities Cash Management | Participant Shares | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
Dreyfus Government Securities Cash Management | Participant Shares | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Dreyfus Government Securities Cash Management | Participant Shares | U.S. Treasury Floating Rate Notes
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Dreyfus Government Securities Cash Management | Participant Shares | U.S. Government Agencies Obligations
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Dreyfus Government Securities Cash Management | Participant Shares | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	74.30%